Commitments (Details) € in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Oct. 18, 2022	Jan. 01, 2021	Feb. 03, 2020 USD ($)	Dec. 21, 2018 USD ($)	Jun. 30, 2021 patient	Jan. 31, 2019	Dec. 31, 2025 EUR (€) lease	Dec. 31, 2025 USD ($) lease	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Jul. 19, 2023 USD ($)
Disclosure of contingent liabilities [line items]
EIB loan guarantee (as a percent)							20.00%	20.00%
Cash balance threshold for mandatory pik interest payment | €							€ 150,000
Number of short term leases | lease							1	1
Annual short term lease expense								$ 119
Annual lease expense | €							€ 20
Prepaid expenses | €							2,318						€ 3,195
Milestone payment upon second regulatory approval														$ 750
Trade receivables | €							2,136						2,977
MD Anderson Cancer Center, NBTXR3
Disclosure of contingent liabilities [line items]
Number of patients | patient					312
Contractual capital commitments				$ 11,000
Upfront payment			$ 1,000	$ 1,000
Milestone payment, deferment period						6 months
Prepaid expenses | €							€ 1,100						€ 1,200
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure of contingent liabilities [line items]
Upfront payment										$ 6,500
Milestone payment upon receipt of clinical study reports								$ 1,000	$ 1,000
Milestone payment upon second regulatory approval												$ 5,000
Royalties agreement, period							10 years	10 years
Janssen | NBTXR3
Disclosure of contingent liabilities [line items]
Trade receivables | €							€ 5,100
Janssen | Technology Transfer and Technical
Disclosure of contingent liabilities [line items]
Trade receivables | €							€ 1,500
EIB Loan
Disclosure of contingent liabilities [line items]
Royalties agreement, period	6 years	6 years
Royalty Financing Bond
Disclosure of contingent liabilities [line items]
Subscription price funded												71,000
Royalty Financing Bond | Period One
Disclosure of contingent liabilities [line items]
Aggregate subscription price												$ 124,000
Initial fixed return rate as percentage of subscription price							175.00%					175.00%
Royalty Financing Bond | Period Two
Disclosure of contingent liabilities [line items]
Aggregate subscription price | €							€ 178,000
Initial fixed return rate as percentage of subscription price							250.00%					250.00%
Minimum | EIB Loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | €							€ 35,000
Maximum | Event One
Disclosure of contingent liabilities [line items]
Milestone payment increase											$ 2,200
Maximum | Event Two
Disclosure of contingent liabilities [line items]
Milestone payment increase											$ 16,400